Debt - Debt to Affiliates - Issuances and Borrowings (Details) - USD ($)		12 Months Ended
	Mar. 16, 2017	Dec. 31, 2017	Apr. 30, 2018	Jan. 31, 2018	Jan. 25, 2018	Jan. 22, 2018	Sep. 30, 2017	Jul. 31, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Mar. 13, 2017	Jan. 31, 2017	Jan. 25, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt	$ 1,495,000,000	$ 1,495,000,000
Principal Issuances	$ 1,500,000,000	1,500,000,000
Issuance costs related to public debt issuance		5,000,000
Discount		0													$ (8,000,000)
Premium		78,000,000													212,000,000
Subsequent Event
Debt Instrument [Line Items]
Issuance costs related to public debt issuance					$ 7,000,000
Affiliated Entity
Debt Instrument [Line Items]
Discount		(73,000,000)													0
Premium		59,000,000													0
Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		921,000,000
Net Proceeds from Issuance of Long-Term Debt		921,000,000
Principal Issuances		1,000,000,000
Discount		$ (79,000,000)
LIBOR plus 2.00% Senior Secured Term Loan due 2022 | Affiliated Entity | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate, stated percentage		2.00%
LIBOR plus 2.00% Senior Secured Term Loan due 2022 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Senior Secured Term Loans													$ 2,000,000,000
Applicable margin, percentage													2.00%
LIBOR plus 2.00% Senior Secured Term Loan due 2024 | Affiliated Entity | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate, stated percentage		2.00%
LIBOR plus 2.00% Senior Secured Term Loan due 2024 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Senior Secured Term Loans								$ 2,000,000,000
Applicable margin, percentage								2.00%
LIBOR plus 2.750% Senior Secured Term Loan | Affiliated Entity | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate, stated percentage		2.75%
Incremental Term Loan Facility
Debt Instrument [Line Items]
Principal Issuances													$ 4,000,000,000
Incremental Term Loan Facility | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Principal Issuances														$ 4,000,000,000
Refinanced Secured Term Loans
Debt Instrument [Line Items]
Senior Secured Term Loans													1,980,000,000
Refinanced Secured Term Loans | Affiliated Entity
Debt Instrument [Line Items]
Senior Secured Term Loans														1,980,000,000
2.25% Margin Plus LIBOR Secured Term Loan due 2024 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Senior Secured Term Loans													$ 2,000,000,000
Applicable margin, percentage													2.25%
2.00% Margin Plus LIBOR Secured Term Loan due 2022 and 2.25% Margin Plus LIBOR Secured Term Loan due 2024 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Issuance costs related to public debt issuance		$ 0
4.000% Senior Notes Due 2022
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		498,000,000
Principal Issuances		500,000,000
Issuance costs related to public debt issuance		$ 2,000,000
Interest rate, stated percentage		4.00%
4.000% Senior Notes Due 2022 | Issuer
Debt Instrument [Line Items]
Principal Issuances										$ 1,000,000,000	$ 500,000,000
Interest rate, stated percentage										4.00%	4.00%
4.000% Senior Notes Due 2022 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		4.00%
4.000% Senior Notes Due 2022 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		$ 977,000,000
Principal Issuances		1,000,000,000
Discount		(23,000,000)
5.125% Senior Notes due 2025
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		498,000,000
Principal Issuances		500,000,000
Issuance costs related to public debt issuance		$ 2,000,000
Interest rate, stated percentage		5.125%
5.125% Senior Notes due 2025 | Issuer
Debt Instrument [Line Items]
Principal Issuances										$ 1,250,000,000	$ 500,000,000
Interest rate, stated percentage										5.125%	5.125%
5.125% Senior Notes due 2025 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		5.125%
5.125% Senior Notes due 2025 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		$ 1,222,000,000
Principal Issuances		1,250,000,000
Discount		(28,000,000)
5.375% Senior Notes due 2027
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		499,000,000
Principal Issuances		500,000,000
Issuance costs related to public debt issuance		$ 1,000,000
Interest rate, stated percentage		5.375%
5.375% Senior Notes due 2027 | Issuer
Debt Instrument [Line Items]
Principal Issuances							$ 500,000,000			$ 750,000,000	$ 500,000,000
Interest rate, stated percentage							5.375%			5.375%	5.375%
5.375% Senior Notes due 2027 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		5.375%
5.375% Senior Notes due 2027 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		$ 1,222,000,000
Principal Issuances		1,250,000,000
Discount		$ (28,000,000)
6.288% Senior Reset Notes to affiliates due 2019 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		6.288%
6.288% Senior Reset Notes to affiliates due 2019 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		$ (1,250,000,000)
Note Redemptions		(1,250,000,000)
Discount		$ 0
Issuance price percentage of face value										103.144%
6.366% Senior Reset Notes to affiliates due 2020 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		6.366%
6.366% Senior Reset Notes to affiliates due 2020 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		$ (1,250,000,000)
Note Redemptions		(1,250,000,000)
Discount		$ 0
Issuance price percentage of face value										103.183%
5.300% Senior Notes to affiliates due 2021 | Issuer
Debt Instrument [Line Items]
Principal Issuances									$ 2,000,000,000
Interest rate, stated percentage									5.30%
5.300% Senior Notes to affiliates due 2021 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		5.30%
6.000% Senior Notes to affiliates due 2024 | Issuer
Debt Instrument [Line Items]
Principal Issuances									$ 1,350,000,000
Interest rate, stated percentage									6.00%
6.000% Senior Notes to affiliates due 2024 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		6.00%
6.000% Senior Notes to affiliates due 2024 | Issuer
Debt Instrument [Line Items]
Principal Issuances									$ 650,000,000
Interest rate, stated percentage									6.00%
6.000% Senior Notes to affiliates due 2024 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		6.00%
4.500% Senior Notes due 2026 | Issuer | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances				$ 1,000,000,000	$ 1,000,000,000
Interest rate, stated percentage				4.50%	4.50%
4.500% Senior Notes due 2026 | Affiliated Entity | Issuer | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances						$ 1,000,000,000
Interest rate, stated percentage						4.50%
4.750% Senior Notes due 2028 | Issuer | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances				$ 1,500,000,000	$ 1,500,000,000
Interest rate, stated percentage				4.75%	4.75%
4.750% Senior Notes due 2028 | Affiliated Entity | Issuer | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances						$ 1,500,000,000
Interest rate, stated percentage						4.75%
8.097% Senior Reset Notes to affiliates due 2021 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		8.097%
8.097% Senior Reset Notes to affiliates due 2021 | Affiliated Entity | Issuer | Scenario, Forecast
Debt Instrument [Line Items]
Principal Issuances			$ 1,250,000,000
Interest rate, stated percentage			8.097%
8.195% Senior Reset Notes to affiliates due 2022 | Affiliated Entity
Debt Instrument [Line Items]
Interest rate, stated percentage		8.195%
8.195% Senior Reset Notes to affiliates due 2022 | Affiliated Entity | Issuer | Scenario, Forecast
Debt Instrument [Line Items]
Principal Issuances			$ 1,250,000,000
Interest rate, stated percentage			8.195%
Senior Notes
Debt Instrument [Line Items]
Write-off of Discounts and Issuance Costs		$ (115,000,000)
Note Redemptions		(8,250,000,000)
Senior Notes | Affiliated Entity
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		4,000,000,000
Extinguishments		(1,980,000,000)
Write-off of Discounts and Issuance Costs		13,000,000
Senior Notes | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		4,064,000,000
Principal Issuances		4,000,000,000								$ 3,000,000,000		$ 3,500,000,000
Premium		64,000,000
Senior Notes | LIBOR plus 2.00% Senior Secured Term Loan due 2022 | Affiliated Entity
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		2,000,000,000
Extinguishments		0
Write-off of Discounts and Issuance Costs		0
Senior Notes | LIBOR plus 2.00% Senior Secured Term Loan due 2024 | Affiliated Entity
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		2,000,000,000
Extinguishments		0
Write-off of Discounts and Issuance Costs		0
Senior Notes | LIBOR plus 2.750% Senior Secured Term Loan | Affiliated Entity
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		0
Extinguishments		(1,980,000,000)
Write-off of Discounts and Issuance Costs		$ 13,000,000
Senior Notes | 4.000% Senior Notes Due 2022 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Interest rate, stated percentage		4.00%
Senior Notes | 5.125% Senior Notes due 2025 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Interest rate, stated percentage		5.125%
Senior Notes | 5.375% Senior Notes due 2027 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Principal Issuances							$ 500,000,000			750,000,000
Interest rate, stated percentage		5.375%
Senior Notes | 6.288% Senior Reset Notes to affiliates due 2019 | Affiliated Entity
Debt Instrument [Line Items]
Principal Issuances										$ 1,250,000,000
Interest rate, stated percentage										6.288%
Senior Notes | 6.288% Senior Reset Notes to affiliates due 2019 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Interest rate, stated percentage		6.288%
Senior Notes | 6.366% Senior Reset Notes to affiliates due 2020 | Affiliated Entity
Debt Instrument [Line Items]
Principal Issuances										$ 1,250,000,000
Interest rate, stated percentage										6.366%
Senior Notes | 6.366% Senior Reset Notes to affiliates due 2020 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Interest rate, stated percentage		6.366%
Senior Notes | 5.300% Senior Notes to affiliates due 2021
Debt Instrument [Line Items]
Interest rate, stated percentage		5.30%
Senior Notes | 5.300% Senior Notes to affiliates due 2021 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		$ 2,000,000,000
Principal Issuances		2,000,000,000
Premium		$ 0
Senior Notes | 6.000% Senior Notes to affiliates due 2024
Debt Instrument [Line Items]
Interest rate, stated percentage		6.00%
Senior Notes | 6.000% Senior Notes to affiliates due 2024 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		$ 1,390,000,000
Principal Issuances		1,350,000,000
Premium		$ 40,000,000
Senior Notes | 6.000% Senior Notes to affiliates due 2024
Debt Instrument [Line Items]
Interest rate, stated percentage		6.00%
Senior Notes | 6.000% Senior Notes to affiliates due 2024 | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Net Proceeds from Issuance of Long-Term Debt		$ 674,000,000
Principal Issuances		650,000,000
Premium		24,000,000
Senior Notes | 4.500% Senior Notes due 2026 | Affiliated Entity | Deutsche Telekom AG | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances				$ 1,000,000,000
Interest rate, stated percentage				4.50%
Senior Notes | 4.750% Senior Notes due 2028 | Affiliated Entity | Deutsche Telekom AG | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances				$ 1,500,000,000
Interest rate, stated percentage				4.75%
Secured Debt
Debt Instrument [Line Items]
Senior Secured Term Loans		$ 0													1,980,000,000
Secured Debt | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Incremental term loan commitment														2,000,000,000	$ 660,000,000
Debt instrument, additional debt capacity														$ 2,000,000,000
Senior Reset Notes | Affiliated Entity | Deutsche Telekom AG
Debt Instrument [Line Items]
Principal Issuances										$ 2,500,000,000
Discount										$ (79,000,000)